financial instruments - Fair Values Derivatives (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 CAD ($) $ / $ $ / € ₱ / $ TWh	Dec. 31, 2024 CAD ($) $ / $ $ / € ₱ / $ TWh
financial instruments
Current Assets, Fair value and carrying value	$ 12,000,000	$ 65,000,000
Current Liabilities, Fair value and carrying value	$ 79,000,000	$ 11,000,000
Derivative assets | Cash flow hedges
financial instruments
Hedge ratio	1.00%	1.00%
Derivative assets | Currency risk related to long-term debt | Cash flow hedges | U.S. Dollars
financial instruments
Spread included in fair value of derivative instruments	$ (30,000,000)	$ (22,000,000)
Derivative assets | Currency risk related to long-term debt | Cash flow hedges | European euro
financial instruments
Spread included in fair value of derivative instruments	2,000,000	2,000,000
Current derivative assets
financial instruments
Current Assets, Fair value and carrying value	$ 12,000,000	$ 65,000,000
Current derivative assets | Currency risk related to transactions against Pesos | HFT | U.S. Dollars
financial instruments
Maximum maturity date	2026	2025
Current Assets, Notional amount	$ 92,000,000	$ 43,000,000
Current Assets, Fair value and carrying value	$ 2,000,000
Rate | ₱ / $	58	58
Current derivative assets | Currency risk related to transactions against CAD | Cash flow hedges | U.S. Dollars
financial instruments
Maximum maturity date	2026	2025
Current Assets, Notional amount	$ 143,000,000	$ 410,000,000
Current Assets, Fair value and carrying value	$ 1,000,000	$ 20,000,000
Rate | $ / $	1.35	1.36
Current derivative assets | Currency risk related to transactions against CAD | HFT | U.S. Dollars
financial instruments
Maximum maturity date	2025	2025
Current Assets, Notional amount	$ 677,000,000	$ 72,000,000
Current Assets, Fair value and carrying value	$ 1,000,000	$ 1,000,000
Rate | $ / $	1.35	1.43
Current derivative assets | Currency risk related to long-term debt | Cash flow hedges | U.S. Dollars
financial instruments
Maximum maturity date	2025	2025
Current Assets, Notional amount	$ 50,000,000	$ 1,201,000,000
Current Assets, Fair value and carrying value		$ 31,000,000
Rate | $ / $	1.36	1.4
Current derivative assets | Currency risk related to long-term debt | Cash flow hedges | European euro
financial instruments
Maximum maturity date	2028	2028
Current Assets, Notional amount	$ 48,000,000	$ 46,000,000
Current Assets, Fair value and carrying value	$ 8,000,000	$ 13,000,000
Rate | $ / €	1.09	1.09
Current derivative assets | Interest rate risk associated with non-fixed rate credit facility amounts drawn | Cash flow hedges | 3.5% non-fixed rate credit facility
financial instruments
Maximum maturity date	2028	2028
Current Assets, Notional amount	$ 12,000,000	$ 12,000,000
Interest rate on borrowings	3.50%	3.50%
Other long-term assets
financial instruments
Other Long-Term Assets, Fair value and carrying value	$ 11,000,000	$ 113,000,000
Other long-term assets | Currency risk related to long-term debt | Cash flow hedges | U.S. Dollars
financial instruments
Maximum maturity date	2032	2032
Current Assets, Notional amount	$ 1,563,000,000	$ 3,069,000,000
Rate | $ / $	1.33	1.3
Other Long-Term Assets, Fair value and carrying value	$ 11,000,000	$ 86,000,000
Other long-term assets | Currency risk related to long-term debt | Cash flow hedges | European euro
financial instruments
Maximum maturity date		2028
Current Assets, Notional amount		$ 557,000,000
Rate | $ / €		1.09
Other Long-Term Assets, Fair value and carrying value		$ 24,000,000
Other long-term assets | Interest rate risk associated with non-fixed rate credit facility amounts drawn | HFT | 3.5% non-fixed rate credit facility
financial instruments
Maximum maturity date	2028	2028
Current Assets, Notional amount		$ 211,000,000
Other Long-Term Assets, Fair value and carrying value		$ 3,000,000
Interest rate on borrowings		3.50%
Current derivative liabilities
financial instruments
Current Liabilities, Fair value and carrying value	$ 79,000,000	$ 11,000,000
Current derivative liabilities | Currency risk related to transactions against Pesos | HFT | U.S. Dollars
financial instruments
Maximum maturity date	2026	2025
Current Assets, Notional amount	$ 87,000,000	$ 129,000,000
Rate | ₱ / $	56	57
Current Liabilities, Fair value and carrying value	$ 1,000,000	$ 3,000,000
Current derivative liabilities | Currency risk related to transactions against CAD | Cash flow hedges | U.S. Dollars
financial instruments
Maximum maturity date	2026
Current Assets, Notional amount	$ 447,000,000
Rate | $ / $	1.4
Current Liabilities, Fair value and carrying value	$ 14,000,000
Current derivative liabilities | Currency risk related to long-term debt | Cash flow hedges | U.S. Dollars
financial instruments
Maximum maturity date	2025	2025
Current Assets, Notional amount	$ 2,767,000,000	$ 1,117,000,000
Rate | $ / $	1.36	1.44
Current Liabilities, Fair value and carrying value	$ 63,000,000	$ 2,000,000
Current derivative liabilities | Other price risk associated with purchase of electrical power | HFT
financial instruments
Maximum maturity date	2047	2047
Current Liabilities, Fair value and carrying value	$ 1,000,000	$ 6,000,000
Electrical consumption commodity derivative, Notional amount (in TWh) | TWh	0.3	0.4
Electrical consumption commodity derivative, Price (CAD/MWh).	$ 32.34	$ 31.76
Other long-term liabilities
financial instruments
Other Long-Term Liabilities, Fair value and carrying value	$ 196,000,000	$ 118,000,000
Other long-term liabilities | Currency risk related to long-term debt | Cash flow hedges | U.S. Dollars
financial instruments
Maximum maturity date	2049	2049
Current Assets, Notional amount	$ 7,035,000,000	$ 3,378,000,000
Rate | $ / $	1.31	1.32
Other Long-Term Liabilities, Fair value and carrying value	$ 128,000,000	$ 86,000,000
Other long-term liabilities | Currency risk related to long-term debt | Cash flow hedges | European euro
financial instruments
Maximum maturity date	2028
Current Assets, Notional amount	$ 574,000,000
Rate | $ / €	1.09
Other Long-Term Liabilities, Fair value and carrying value	$ 49,000,000
Other long-term liabilities | Interest rate risk associated with non-fixed rate credit facility amounts drawn | HFT | 3.5% non-fixed rate credit facility
financial instruments
Maximum maturity date	2028
Current Assets, Notional amount	$ 194,000,000
Other Long-Term Liabilities, Fair value and carrying value	$ 1,000,000
Interest rate on borrowings	3.50%
Other long-term liabilities | Other price risk associated with purchase of electrical power | HFT
financial instruments
Maximum maturity date	2047	2047
Other Long-Term Liabilities, Fair value and carrying value	$ 18,000,000	$ 32,000,000
Electrical consumption commodity derivative, Notional amount (in TWh) | TWh	5.1	6.5
Electrical consumption commodity derivative, Price (CAD/MWh).	$ 40.97	$ 40.49